Intangible assets - Narrative (Details) - Other Acquisitions	12 Months Ended
	Dec. 31, 2029	Dec. 31, 2028	Dec. 31, 2025
Bottom of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated discount rate based on WACC			0.14
Top of range
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated discount rate based on WACC			0.16
Forecast [Member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Estimated GDP growth rate	0.0193	0.0193
Estimated inflation rates	0.0363	0.0363